Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 2,035,447	$ 2,403,098
Restricted cash	329,180	419,447
Trade receivables	64,923	106,794
Flight equipment held for operating leases, net	31,501,973	32,219,494
Maintenance rights intangible and lease premium, net	2,167,925	3,139,045
Flight equipment held for sale	107,392	71,055
Net investment in finance and sales-type leases	755,882	469,198
Prepayments on flight equipment	3,265,979	3,300,426
Other intangibles, net	397,101	461,006
Deferred income tax assets	215,445	161,193
Other assets	779,206	998,743
Total Assets	41,620,453	43,749,499
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,132,536	1,239,199
Accrued maintenance liability	2,750,576	3,185,794
Lessee deposit liability	859,099	891,454
Debt	27,716,999	29,641,863
Deferred income tax liabilities	578,979	365,380
Commitments and contingencies
Total Liabilities	33,038,189	35,323,690
Ordinary share capital, 0.01 par value, 350,000,000 ordinary shares authorized as of December 31, 2016 and 2015; 187,847,345 and 203,411,207 ordinary shares issued and 176,247,154 and 200,342,204 ordinary shares outstanding (including 3,426,810 and 3,030,724 unvested restricted stock) as of December 31, 2016 and 2015, respectively	2,282	2,457
Additional paid-in capital	4,505,019	5,026,993
Treasury shares, at cost (11,600,191 and 3,069,003 ordinary shares as of December 31, 2016 and 2015, respectively)	(490,092)	(146,312)
Accumulated other comprehensive loss	(1,769)	(6,307)
Accumulated retained earnings	4,509,007	3,472,132
Total AerCap Holdings N.V. shareholders' equity	8,524,447	8,348,963
Non-controlling interest	57,817	76,846
Total Equity	8,582,264	8,425,809
Total Liabilities and Equity	$ 41,620,453	$ 43,749,499